Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	QUHUO Ltd
Entity Central Index Key	0001781193
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Address, Address Line One	3rd Floor, Block A, Tonghui Building
Entity Address, Address Line Two	No. 1132 Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity File Number	001-39354
Entity Incorporation, State or Country Code	E9
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3rd Floor, Block A, Tonghui Building,
Entity Address, Address Line Two	No. 1132 Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Local Phone Number	5923 6208
City Area Code	86-10
Contact Personnel Email Address	barry@meishisong.cn
Contact Personnel Name	Zhen Ba
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing ten Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	QH
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Common Stock, Shares Outstanding	46,379,583
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,296,630